Investment Strategy - Tortoise Energy Fund	Jun. 13, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a series of Tortoise Capital Series Trust (the “Trust”) and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as “non-diversified” under the 1940 Act, which means that it may focus its investments in the securities of relatively few issuers. The Fund is actively managed and does not seek to track the performance of an index. The Fund’s investment objectives to seek primarily current income and secondarily long-term capital appreciation are non-fundamental.

Under normal conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of energy companies. The Adviser considers energy companies to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of essential services such as electricity, natural gas and water (e.g., energy utilities); hydropower and other water-based energy sources including wastewater treatment plants that generate energy; or the generation, transportation and sale of alternative, renewable, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy; emerging technology and materials companies that advance energy efficiency and conservation; and companies that provide products and services to the energy sector, that engage in energy conservation or that measure energy. The Adviser considers a company to be focused in the energy sector if at least 50% of the company’s assets are utilized in one or more of these activities. The Fund will focus its investments primarily in energy infrastructure companies, which are companies that provide critical infrastructure to generate, transmit, store and deliver energy resources including natural gas, electricity, water and renewable energy.

The Adviser intends to allocate the Fund’s assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund’s portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund’s investment in equity securities may include both common and preferred stock and master limited partnerships (“MLPs”). The Fund’s investment in debt securities may include both investment grade debt securities and high yield debt securities (often called “junk bonds”), which are securities rated below investment grade (that is, rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Ratings Group (“S&P”), comparably rated by another statistical rating organization, or, if unrated, determined by the Adviser to be of comparable credit quality). The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody’s or B- by S&P or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Adviser to be of comparable credit quality. The Fund may invest in debt securities of any maturity. The Fund will invest a maximum of 50% of its total assets in debt securities.

The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers. Such investments in securities of foreign issuers may include sponsored or unsponsored American Depository Receipts (“ADRs”) and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, including covered call options, interest rate swaps, total return swaps and foreign currency contracts, to seek to mitigate one or more risks associated with investments in portfolio securities including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors, or the value of the Fund’s overall portfolio. The Fund may also invest in derivatives for non-hedging purposes. Derivatives providing exposure to the types of securities in which the Fund may invest pursuant to its 80% policy will be counted toward satisfying that policy.

The Fund may invest up to 15% of its net assets in securities that are not registered under the Securities Act of 1933 or that otherwise may not be sold in public offerings, which are commonly known as “restricted” securities. The Fund will typically acquire restricted securities in directly negotiated transactions.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of energy companies.